Subsequent Events (Details) $ / shares in Units, $ in Thousands, shares in Millions							3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 15, 2022 USD ($) shares	Sep. 02, 2022 shares	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 29, 2022 USD ($) D $ / shares	Jul. 12, 2022 shares	Jun. 10, 2021 shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Aug. 31, 2022 USD ($)	May 31, 2022 USD ($)	Aug. 30, 2021 USD ($)	May 20, 2021 USD ($)
Subsequent Event [Line Items]
Principal							$ 33,598		$ 33,598		$ 57,811	$ 565
Common stock, par value (in dollars per share) | $ / shares							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Revenue							$ 34,202	$ 30,128	$ 59,593	$ 60,066	$ 114,080	$ 26,759	$ 44,566
PRC
Subsequent Event [Line Items]
Revenue							15,647	$ 5,074	28,882	$ 8,130	29,712	$ 25,045	$ 2,693
Cash							12,400		12,400
Convertible promissory note and interest
Subsequent Event [Line Items]
Cost							67,640		67,640		54,319
VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost							$ 48,018		$ 48,018		$ 42,500					$ 42,500
US Hybrid
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares						6.6
Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Subsequent Event | VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost														$ 24,600
Subsequent Event | Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Transaction period		36 months	36 months
Shares issued as a percentage of outstanding stock		19.90%	5.00%
Threshold consecutive trading days, pricing period			3 days
Number of shares issued (in shares) | shares	150.0	60.0	60.0
Commitment fee	$ 1,500		$ 600
Purchase price equal to percentage of market price		95.00%	95.00%
Subsequent Event | US Hybrid
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares					6.6
Equity interest percentage					100.00%
Convertible Debt | VIA Motors International, Inc.
Subsequent Event [Line Items]
Principal																$ 42,500
Interest rate																4.00%
Via Motor Note | Convertible Debt
Subsequent Event [Line Items]
Principal															$ 11,700	$ 42,500	$ 2,200
Interest rate							4.00%		4.00%						4.00%	4.00%
Via Motor Note | Convertible Debt | Subsequent Event
Subsequent Event [Line Items]
Principal														$ 12,900	$ 11,700
Interest rate															4.00%
Convertible Debenture | Subsequent Event | YA II PN, Ltd
Subsequent Event [Line Items]
Convertible notes payable				$ 16,700
Conversion price (in dollars per share) | $ / shares				$ 1.50
Threshold percentage				85.00%
Threshold consecutive trading days | D				7
Conversion price of common stock | $ / shares				$ 0.20